Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	1.650%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,131,379.35

Principal:
Principal Collections	$13,934,263.09
Prepayments in Full	$7,342,110.60
Liquidation Proceeds	$222,353.81
Recoveries	$39,062.77
Sub Total	$21,537,790.27
Collections	$22,669,169.62

Purchase Amounts:
Purchase Amounts Related to Principal	$209,201.34
Purchase Amounts Related to Interest	$1,021.53
Sub Total	$210,222.87

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,879,392.49

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,879,392.49
Servicing Fee	$418,173.92	$418,173.92	$0.00	$0.00	$22,461,218.57
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,461,218.57
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,461,218.57
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,461,218.57
Interest - Class A-3 Notes	$330,113.58	$330,113.58	$0.00	$0.00	$22,131,104.99
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$21,994,064.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,994,064.99
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$21,943,010.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,943,010.66
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$21,904,594.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,904,594.41
Regular Principal Payment	$19,941,835.04	$19,941,835.04	$0.00	$0.00	$1,962,759.37
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,962,759.37
Residual Released to Depositor	$0.00	$1,962,759.37	$0.00	$0.00	$0.00
Total		$22,879,392.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,941,835.04
Total					$19,941,835.04

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,941,835.04	$65.34	$330,113.58	$1.08	$20,271,948.62	$66.42
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$19,941,835.04	$18.95	$556,624.16	$0.53	$20,498,459.20	$19.48

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$284,990,137.82	0.9337816	$265,048,302.78	0.8684414
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$440,400,137.82	0.4183887	$420,458,302.78	0.3994436

Pool Information
Weighted Average APR	2.747%	2.739%
Weighted Average Remaining Term	39.23	38.40
Number of Receivables Outstanding	29,678	29,018
Pool Balance	$501,808,707.72	$479,682,101.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$463,258,638.50	$442,984,904.37
Pool Factor	0.4385810	0.4192424

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$7,195,231.53
Yield Supplement Overcollateralization Amount	$36,697,197.59
Targeted Overcollateralization Amount	$59,223,799.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$59,223,799.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		70	$418,676.92
(Recoveries)		73	$39,062.77
Net Loss for Current Collection Period			$379,614.15
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9078%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5597%
Second Prior Collection Period			0.4536%
Prior Collection Period			0.3632%
Current Collection Period			0.9283%
Four Month Average (Current and Prior Three Collection Periods)			0.5762%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,773	$6,718,460.40
(Cumulative Recoveries)			$701,755.54
Cumulative Net Loss for All Collection Periods			$6,016,704.86
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5259%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,789.32
Average Net Loss for Receivables that have experienced a Realized Loss			$3,393.52

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.37%	326	$6,591,946.69
61-90 Days Delinquent	0.22%	49	$1,041,970.04
91-120 Days Delinquent	0.05%	13	$250,342.15
Over 120 Days Delinquent	0.11%	20	$521,408.73
Total Delinquent Receivables	1.75%	408	$8,405,667.61

Repossession Inventory:
Repossessed in the Current Collection Period		24	$542,443.34
Total Repossessed Inventory		30	$751,853.89

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1916%
Prior Collection Period			0.2662%
Current Collection Period			0.2826%
Three Month Average			0.2468%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3781%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	November 2017
Payment Date	12/15/2017
Transaction Month	23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer